Administrative expenses (Tables)	12 Months Ended
Dec. 31, 2019
Profit or loss [abstract]
Disclosure of general and administrative expense
(a)	This caption is comprised of the following:

	2019	2018	2017
	S/(000)	S/(000)	S/(000)
Services received from third parties (b)	743,362	648,176	608,020
Taxes and contributions	37,928	34,993	30,943
Rental expenses (c) and Note 8(e)	5,072	92,085	91,601

Total	786,362	775,254	730,564